Related PartyTransactions	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related PartyTransactions
10.	RELATED PARTY TRANSACTIONS

A related party is any party that controls, jointly controls or can significantly influence the management or operating policies of the Company. Such parties would also include affiliates, investments accounted for by the equity method, principal shareholders, management, directors and the immediate family members of principal shareholders, management or directors.

In addition to the transactions and balances detailed elsewhere in the consolidated financial statements for the fiscal years ended March 31, 2014, 2013 and 2012, the Company had the following material transactions with related parties during those years:

The Company incurred annual motor car rental expenses for the fiscal years ended March 31, 2014, 2013 and 2012 of approximately US$57,241, US$57,245 and US$57,068, respectively. These expenses were payable to a related company of which a shareholder is also director of Global-Tech in fiscal 2014, 2013 and 2012.

The Company incurred annual real estate rental expenses for the fiscal years ended March 31, 2014, 2013 and 2012 of approximately US$315,216, US$346,662 and US$451,507, respectively, payable to two directors of Global-Tech and certain related companies of which certain of their directors are also directors of Global-Tech. Included in the aforesaid annual real estate rental expenses were amounts of US$239,796, US$239,811 and US$318,743 paid to directors (one director in fiscal 2014 and 2013 and two directors in fiscal 2012) of Global-Tech, during the fiscal years ended March 31, 2014, 2013 and 2012, respectively, which were included in their remuneration for the respective fiscal years as housing allowances.

The amount due from a related party, of which one of the directors of Global-Tech was a shareholder as of March 31, 2014 and 2013, and two directors of Global-Tech were shareholders as of March 31, 2012, is unsecured, interest-free and has no fixed term of payment.